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<FILENAME>ps13f2q2008.txt
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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

				Form 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

--------------------------------------------------------------------------------

Check here if Amendment []; 		Amendment Number:
							   --------
This Amendment (Check only one.):   [] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing	this Report:

Name:         Portfolio Solutions
              ------------------------------------------
Address:      900 Wilshire Drive, Suite 200
              ------------------------------------------
              Troy, Michigan 48084
              ------------------------------------------


Form 13F File Number:  028-14909
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Florence  Affatato
           -------------------------------------------
Title:       Compliance Manager
           -------------------------------------------
Phone:       248-689-1550
           -------------------------------------------


Signature, Place, and Date of Signing:

Florence  Affatato      Troy, Michigan 				11/19/2012
---------------------   -------------------------------------  ----------------
[Signature]	                   [City, State]	   	[Date]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	  manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	  and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			FORM 13F
		     SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 		0
                                                 -------------------------------

Form 13F Information Table Entry Total:			8
                                                 -------------------------------


Form 13F Information Table Value Total (X 1000):	$ 163,214

                                                 -------------------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                        PORTFOLIO SOLUTIONS, LLC
                                                            FORM 13F 06/30/2008

-----------------------------------------------------------------------------------------------------------------------------
   ITEM 1             ITEM 2 	  ITEM 3       ITEM 4                 ITEM 5              ITEM 6      ITEM 7        ITEM 8
                      TITLE         	       FAIR 	    SHARES OR
                      OF              	      MARKET        PRINCIPAL     SH/  PUT/ 	INVESTMENT     OTHER
NAME OF ISSUER        CLASS  	  CUSIP       VALUE           AMOUNT      PRN  CALL     DISCRETION    MANAGERS    VOTING AUTHORITY
                                            (x $1000)  	                                                        Sole    Shared  None

-----------------------------------------------------------------------------------------------------------------------------
CHAMPION ENTERPRISES   COM       158496109         60	      10200        SH    	   Sole		0	   10200     0    0
ISHARES TR             ETF       464287465        700         10189        SH	   	   Sole		0	   10189     0    0
ISHARES TR             ETF       464287689       3276         43735        SH	   	   Sole		0	   43735     0    0
ISHARES TR             ETF       464287879      17040        267564        SH	   	   Sole		0	  267564     0    0
VANGUARD INTL EQ       ETF       922042874      17142        261265	   SH	           Sole		0	  261265     0    0
VANGUARD INTL EQ       ETF       922042866      18048        288903        SH	           Sole		0	  288903     0    0
VANGUARD INDEX FUNDS   ETF       922908553      14712        251828        SH	           Sole		0	  251828     0    0
VANGUARD INDEX FUNDS   ETF       922908769      92236       1439163        SH	           Sole		0        1439163     0    0



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